Shareholder Fees - FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO	Nov. 08, 2023 USD ($)
FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO | Fidelity Focused High Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none